Plant and equipment (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			$ 210.4
Additions			0.0
Transfers			0.0
Impairment	$ 96.5	$ 0.0	96.5	$ 0.0
Property, plant and equipment at end of period	484.3		484.3
Employee salaries capitalized to assets under construction	2.3	2.7	6.6	2.7
Share-based compensation cost capitalized to assets under construction	0.2	0.4	0.6	0.4
Borrowing costs capitalised	$ 6.8	$ 3.3	19.0	$ 3.3
Capitalisation rate of borrowing costs eligible for capitalisation	12.40%
Purchase of plant and equipment in payables and accruals	$ 64.6		64.6		$ 48.6
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	434.0		434.0
Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	39.4		39.4
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	1.9		1.9
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	0.2		0.2
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	8.8		8.8
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			217.6
Additions			376.5
Transfers			0.0
Impairment			(96.5)
Property, plant and equipment at end of period	497.6		497.6
Gross carrying amount | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			167.1
Additions			372.8
Transfers			(18.2)
Impairment			(87.7)
Property, plant and equipment at end of period	434.0		434.0
Gross carrying amount | Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			38.2
Transfers			18.2
Impairment			(7.2)
Property, plant and equipment at end of period	49.2		49.2
Gross carrying amount | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			2.1
Additions			0.8
Impairment			0.0
Property, plant and equipment at end of period	2.9		2.9
Gross carrying amount | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			0.3
Impairment			0.0
Property, plant and equipment at end of period	0.3		0.3
Gross carrying amount | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			9.9
Additions			2.9
Impairment			(1.6)
Property, plant and equipment at end of period	11.2		11.2
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			(7.2)
Depreciation			(6.1)
Property, plant and equipment at end of period	(13.3)		(13.3)
Accumulated depreciation | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			0.0
Depreciation			0.0
Property, plant and equipment at end of period	0.0		0.0
Accumulated depreciation | Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			(5.3)
Depreciation			(4.5)
Property, plant and equipment at end of period	(9.8)		(9.8)
Accumulated depreciation | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			(0.3)
Depreciation			(0.7)
Property, plant and equipment at end of period	(1.0)		(1.0)
Accumulated depreciation | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			(0.1)
Depreciation			0.0
Property, plant and equipment at end of period	(0.1)		(0.1)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			(1.5)
Depreciation			(0.9)
Property, plant and equipment at end of period	$ (2.4)		$ (2.4)